Consolidated Balance Sheets (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Allowance for credit loss on trade accounts receivable, current	$ 6,809	$ 10,529
Allowance for credit loss, current	13,111	11,938
Allowance for credit loss, noncurrent	$ 472	$ 473
Common stock
Common stock, shares issued (in shares)	72,908	72,316
Series A Non-convertible Preferred Shares
Temporary equity, shares authorized (in shares)	150,000	150,000
Temporary equity shares issued (in shares)	150,000	150,000
Temporary equity shares outstanding (in shares)	150,000	150,000
Series B Convertible Preferred Shares
Temporary equity, shares authorized (in shares)	50,000	50,000
Temporary equity shares issued (in shares)	50,000	50,000
Temporary equity shares outstanding (in shares)	50,000	50,000